Average Annual Total Returns - Great-West SecureFoundation Balanced Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Institutional Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Composite Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Service OneYear	Service FiveYears	Service TenYears	Service SinceInception	Service Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	Service Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	Service Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) TenYears	Service Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	Service Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Service Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Service Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Service Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Service Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	Service Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	Service Composite Index (reflects no deduction for fees, expenses or taxes) TenYears	Service Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L FiveYears	L TenYears	L SinceInception	L InceptionDate	L Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	L Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) TenYears	L Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	L Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	L Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Composite Index (reflects no deduction for fees, expenses or taxes) TenYears	L Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	14.27%	9.66%		7.90%	May 01, 2015	20.82%	15.52%		13.26%	7.51%	4.44%		3.77%	12.28%	9.51%		7.77%	13.92%	9.30%	7.98%		13.76%	9.18%	7.87%		20.82%	15.52%	13.79%		7.51%	4.44%	3.84%		12.28%	9.51%	8.36%		13.54%	8.99%		7.64%	Jan. 31, 2011	20.82%	15.52%		13.75%	7.51%	4.44%		3.84%	12.28%	9.51%		8.32%